Income Taxes - Reconciliation of Effective Income Taxes Rate (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of effective income taxes rate
Taxes at the U.S. statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	0.95%	(0.02%)	(3.00%)
Non-U.S. income taxed at rates different than the U.S. statutory rate	(9.86%)	(8.99%)	(20.11%)
Benefit of scheduled tax credits	(3.88%)		(4.38%)
Foreign source income	60.94%	5.64%
Non-deductible expenses	(2.42%)	(0.97%)	(1.32%)
Non-U.S. adjustments to valuation allowances	8.18%	(5.72%)	(1.03%)
Nontaxable foreign gain		(11.47%)
Change in unrecognized tax benefits	0.69%	(8.97%)	5.63%
Other	(0.65%)	2.09%	(2.27%)
Effective income tax rate	88.95%	6.59%	8.52%